Bank Indebtedness - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 CAD	Dec. 31, 2017 CNY (¥)
Short Term Debt [Line Items]
Bank indebtedness (Note 13)	$ 3,568,000
Revolving credit facility, Available for general corporate purposes | CAD				CAD 8,000,000
Revolving credit facility, Available for foreign exchange facility	$ 2,000,000
Canadian Dollar [Member] | Prime Rate [Member]
Short Term Debt [Line Items]
Interest rate	1.00%
US Dollar [Member] | Base Rate [Member]
Short Term Debt [Line Items]
Interest rate	1.00%
Foreign Exchange Facility [Member]
Short Term Debt [Line Items]
Revolving credit facility, Available for foreign exchange facility | CAD				CAD 2,000,000
Xuzhou-PAT Control Technologies Limited [Member]
Short Term Debt [Line Items]
Percentage of ownership in joint venture	50.00%		50.00%	50.00%	50.00%
IRD [Member] | Xuzhou-PAT Control Technologies Limited [Member]
Short Term Debt [Line Items]
Percentage of ownership in joint venture	50.00%		50.00%	50.00%	50.00%
Performance Guarantee [Member]
Short Term Debt [Line Items]
Guarantee	$ 866,000
Loan Guarantee [Member] | IRD [Member] | Xuzhou-PAT Control Technologies Limited [Member]
Short Term Debt [Line Items]
Guarantee	1,200,000				¥ 7.5
TD Canada Trust Revolving Credit Facility [Member]
Short Term Debt [Line Items]
Line of credit facility, maximum borrowing capacity | CAD				CAD 500,000
Revolving Credit Facility [Member]
Short Term Debt [Line Items]
Borrowings	0	$ 0
iCOMS [Member] | I N G Bank Credit Facility
Short Term Debt [Line Items]
Carrying value of assets pledged for secure borrowings	1,354,000		€ 1,623,000
iCOMS [Member] | I N G Bank Credit Facility | Maximum [Member]
Short Term Debt [Line Items]
Assets pledged for secure borrowings	188,000		€ 157,000
HSBC Bank Canada [Member]
Short Term Debt [Line Items]
Line of credit facility, maximum borrowing capacity	7,000,000			CAD 9,500,000
Line of credit facility, current borrowing capacity	5,800,000
HSBC Bank Canada [Member] | IRD [Member]
Short Term Debt [Line Items]
Bank indebtedness (Note 13)	$ 20,100,000
Current ratio	1.2		1.2	1.2	1.2
Debt to tangible net worth ratio	2.5		2.5	2.5	2.5
Debt service coverage ratio	1.25		1.25	1.25	1.25
HSBC Bank Canada [Member] | U.S. and Canada [Member]
Short Term Debt [Line Items]
Line of credit facility, covenant terms	Borrowings on this facility are restricted to the lesser of $7.0 million and the margin total on the following assets in Canada and the U.S., 90% of secured and government accounts receivable less than 120 days and 50% of inventory to a maximum of $2.3 million.
Line of credit facility, maximum borrowing capacity, secured and government, margin percentage	90.00%
Maximum period for account receivable covered under borrowing restrictions	120 days
Line of credit facility, maximum borrowing capacity, inventory, margin percentage	50.00%
Maximum margin amount of inventory subject to borrowing restriction	$ 2,300,000